Summary of Significant Accounting Policies (Details)	12 Months Ended
	Jan. 31, 2018 USD ($) segment shares	Jan. 31, 2017 USD ($) shares	Jan. 31, 2016 USD ($) shares
Schedule of Earnings Per Share [Line Items]
Write-off of capitalized software costs	$ 5,861,000	$ 0	$ 0
Business Activities [Abstract]
Operating segments | segment	2
Allowance for Doubtful Accounts [Abstract]
Provision for bad debts	$ 216,875,000	242,294,000	222,177,000
Interest income and fees on customer receivables	289,005,000	238,386,000	238,161,000
Cash and cash equivalents
Credit card deposits in-transit	2,000,000	2,400,000
Interest Income on Customer Accounts Receivable [Abstract]
Other liabilities	12,500,000	13,700,000
Receivables in non-accrual status	16,900,000	22,900,000
Receivables past due	109,700,000	124,000,000
Vendor Programs [Abstract]
Vendor rebates	153,000,000	162,500,000	145,400,000
Impairment of Long-Lived Assets [Abstract]
Impairment charges recorded	0	0	0
Deferred debt issuance costs	(8,886,000)	(10,853,000)
Expense Classifications [Abstract]
Advertising expense included in Selling, general and administrative expense	$ 86,800,000	$ 92,900,000	$ 89,900,000
Shares outstanding for earnings (loss) per share calculations [Abstract]
Weighted average common shares outstanding - Basic (in shares) | shares	31,192,439,000	30,776,479,000	35,084,343,000
Weighted average common shares outstanding - Diluted (in shares) | shares	31,777,823,000	30,776,479,000	35,557,069,000
Weighted average number of options not included in the calculation of the dilutive effect of stock options and restricted stock units (in shares) | shares	278,740	735,000	388,000
Payments for Repurchase of Equity [Abstract]
Payments for repurchase of common stock	$ 0	$ 0	$ 151,781,000
Repurchase of senior notes	0	0	22,965,000
Fair Value of Financial Instruments [Abstract]
Fair value of debt	228,400,000
Carrying amount of debt	1,097,476,000
Financing Receivable, Recorded Investment, Current	14,500,000	19,500,000
Net Cash Provided by (Used in) Financing Activities	$ (71,710,000)	$ (125,987,000)	$ 308,634,000
Stock Options [Member]
Shares outstanding for earnings (loss) per share calculations [Abstract]
Common shares attributable to stock options and restricted stock units (in shares) | shares	585,384,000	0	472,726,000
Minimum [Member]
Accounting for Leases [Abstract]
Term of Lease	5 years
Number of days possession occurs prior to store opening	90 days
Maximum [Member]
Accounting for Leases [Abstract]
Term of Lease	15 years
Number of days possession occurs prior to store opening	120 days
Equipment [Member] | Minimum [Member]
Accounting for Leases [Abstract]
Term of Lease	3 years
Equipment [Member] | Maximum [Member]
Accounting for Leases [Abstract]
Term of Lease	5 years
Lease Arrangement with Escalating Rent Payments [Member]
Accounting for Leases [Abstract]
Deferred rent credit	$ 26,900,000	$ 25,400,000
Tenant Allowances [Member]
Accounting for Leases [Abstract]
Deferred rent credit	69,700,000	71,300,000
Secured Debt [Member]
Fair Value of Financial Instruments [Abstract]
Carrying amount of debt	227,000,000
Common Stock [Member]
Payments for Repurchase of Equity [Abstract]
Repurchase of common stock (in shares) | shares			(5,965,275,000)
Senior Notes [Member]
Fair Value of Financial Instruments [Abstract]
Carrying amount of debt	227,000,000	227,000,000
Repurchase Program [Member]
Payments for Repurchase of Equity [Abstract]
Authorized amount		175,000,000.0
Payments for repurchase of common stock		151,600,000
Repurchase of senior notes		22,900,000
Face value of senior notes repurchased		$ 23,000,000
Repurchase Program [Member] | Common Stock [Member]
Payments for Repurchase of Equity [Abstract]
Repurchase of common stock (in shares) | shares		5,900,000
Repurchase Program [Member] | Senior Notes [Member]
Payments for Repurchase of Equity [Abstract]
Stated interest rate		7.25%
Securitized Receivables Servicer [Member]
Cash and cash equivalents
Restricted cash and cash equivalents	58,100,000	$ 75,200,000
Collateral Held by VIE [Member]
Cash and cash equivalents
Restricted cash and cash equivalents	27,200,000	35,500,000
Revolving Credit Facility [Member]
Impairment of Long-Lived Assets [Abstract]
Deferred debt issuance costs	(5,200,000)	(5,700,000)
Accounting Standards Update 2016-09 [Member]
Fair Value of Financial Instruments [Abstract]
Cumulative Effect of New Accounting Principle in Period of Adoption		0	$ 2,300,000
Accounting Standards Update 2016-18 [Member]
Fair Value of Financial Instruments [Abstract]
Net Cash Provided by (Used in) Financing Activities	23,800,000	32,100,000	78,600,000
Accounting Standards Update 2016-15 [Member]
Fair Value of Financial Instruments [Abstract]
Cumulative Effect of New Accounting Principle in Period of Adoption	$ 800,000.0	$ 0	$ 500,000.0